Note 1 - Basis of Presentation and General Information - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash and cash equivalents	$ 601,163	$ 276,002	$ 279,055
Restricted cash – current portion	11,420	8,856	6,980
Restricted cash – non-current portion	75,386	$ 68,670	62,896
Total cash, cash equivalents and restricted cash	$ 687,969		$ 348,931